Agreements with Ligand Pharmaceuticals Incorporated - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Jul. 07, 2015 ft²	Apr. 28, 2015 shares	Sep. 06, 2014 USD ($)	May. 31, 2015 shares	May. 31, 2014 ft²	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement entered date						2014-05
Common stock issued as part of partial consideration of agreement | shares				56,997
Date of registration rights agreement amendment						Jan. 22, 2016
Area of subleased premises | ft²	7,049
Ligand [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
One time nonrefundable mile stone payments maximum payable amount						$ 1,540,000,000
Legal costs						$ 0
Sale and transfer of price equals to percentage of cost of goods						125.00%
Area of subleased premises | ft²					5,851
Sublease rent expense per month							$ 13,500
Sublease expiration date					Dec. 31, 2014
Sublease commencement date					May 21, 2014
Ligand [Member] | California [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Area of subleased premises | ft²					5,851
Ligand [Member] | Research and development expenses [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Incremental charges incurred			$ 517,960
Ligand [Member] | Loan and Security Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date of agreement			May 21, 2014
Maximum aggregate loan amount			$ 2,500,000
Ligand [Member] | Management Rights Letter [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Date agreement might terminate					May 21, 2024
Ligand [Member] | Management Rights Letter [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Voting power of the surviving or acquiring entity					50.00%
Ligand [Member] | Management Rights Letter [Member] | Minimum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of voting interest beneficiary owned					7.50%
IPO [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Common stock issued as part of partial consideration of agreement | shares		3,000,000		3,450,000
IPO [Member] | Ligand [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Common stock issued as part of partial consideration of agreement | shares						3,655,964
Common stock issued value as part of partial consideration of agreement						$ 29,200,000